Information by segment and main country - Reconciliation from net income to Adjusted EBITA (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Information by segment and main country [Line Items]
Net income	€ 897	€ (698)	€ (463)
Discontinued operations, net of income taxes	4	(142)	10
Income tax (expense) benefit	282	963	(73)
Income before taxes	1,182	123	(526)
Results of associates	9	124	98
Financial expenses	346	387	376
Financial income	(113)	(105)	(63)
Income from operations	1,424	529	(115)
Amortization and impairment of acquired intangible assets	240	392	290
Impairment of goodwill	0	0	8
EBITA	1,665	921	183
Restructuring and acquisition-related charges	260	326	381
Other items:	270	830	1,358
Adjusted EBITA	2,195	2,077	1,921
Respironics litigation provision
Information by segment and main country [Line Items]
Other items:	0	984	575
Respironics insurance income
Information by segment and main country [Line Items]
Other items:		(538)
Respironics field-action connected to the proposed consent decree
Information by segment and main country [Line Items]
Other items:	97	113	363
Respironics field-action running costs
Information by segment and main country [Line Items]
Other items:	112	133	224
Respironics consent decree charges
Information by segment and main country [Line Items]
Other items:	97	113
Quality actions
Information by segment and main country [Line Items]
Other items:	89	123	175
Contract settlement gain
Information by segment and main country [Line Items]
Other items:	(27)	0	0
Provision for a legal matter
Information by segment and main country [Line Items]
Other items:	0	0	31
Investment re-measurement loss
Information by segment and main country [Line Items]
Other items:	0	0	23
Gain on divestment of business
Information by segment and main country [Line Items]
Other items:	0	0	(35)
Remaining items
Information by segment and main country [Line Items]
Other items:	(1)	16	2
Diagnosis & Treatment
Information by segment and main country [Line Items]
Income from operations	804	592	721
Amortization and impairment of acquired intangible assets	73	225	89
Impairment of goodwill			8
EBITA	877	817	818
Restructuring and acquisition-related charges	43	157	118
Other items:	77	45	92
Adjusted EBITA	998	1,018	1,028
Diagnosis & Treatment | Respironics litigation provision
Information by segment and main country [Line Items]
Other items:		0	0
Diagnosis & Treatment | Respironics insurance income
Information by segment and main country [Line Items]
Other items:		0
Diagnosis & Treatment | Respironics field-action connected to the proposed consent decree
Information by segment and main country [Line Items]
Other items:			0
Diagnosis & Treatment | Respironics field-action running costs
Information by segment and main country [Line Items]
Other items:	0	0	0
Diagnosis & Treatment | Respironics consent decree charges
Information by segment and main country [Line Items]
Other items:	0	0
Diagnosis & Treatment | Quality actions
Information by segment and main country [Line Items]
Other items:	77	45	81
Diagnosis & Treatment | Contract settlement gain
Information by segment and main country [Line Items]
Other items:	0
Diagnosis & Treatment | Provision for a legal matter
Information by segment and main country [Line Items]
Other items:			0
Diagnosis & Treatment | Investment re-measurement loss
Information by segment and main country [Line Items]
Other items:			0
Diagnosis & Treatment | Gain on divestment of business
Information by segment and main country [Line Items]
Other items:			0
Diagnosis & Treatment | Remaining items
Information by segment and main country [Line Items]
Other items:	0	0	11
Connected Care
Information by segment and main country [Line Items]
Income from operations	89	(466)	(1,199)
Amortization and impairment of acquired intangible assets	141	141	178
Impairment of goodwill			0
EBITA	230	(324)	(1,020)
Restructuring and acquisition-related charges	126	53	115
Other items:	188	765	1,275
Adjusted EBITA	544	494	369
Connected Care | Respironics litigation provision
Information by segment and main country [Line Items]
Other items:		984	575
Connected Care | Respironics insurance income
Information by segment and main country [Line Items]
Other items:		(538)
Connected Care | Respironics field-action connected to the proposed consent decree
Information by segment and main country [Line Items]
Other items:			363
Connected Care | Respironics field-action running costs
Information by segment and main country [Line Items]
Other items:	112	133	224
Connected Care | Respironics consent decree charges
Information by segment and main country [Line Items]
Other items:	97	113
Connected Care | Quality actions
Information by segment and main country [Line Items]
Other items:	12	78	94
Connected Care | Contract settlement gain
Information by segment and main country [Line Items]
Other items:	(27)
Connected Care | Provision for a legal matter
Information by segment and main country [Line Items]
Other items:			31
Connected Care | Investment re-measurement loss
Information by segment and main country [Line Items]
Other items:			0
Connected Care | Gain on divestment of business
Information by segment and main country [Line Items]
Other items:			0
Connected Care | Remaining items
Information by segment and main country [Line Items]
Other items:	(6)	(4)	(12)
Personal Health
Information by segment and main country [Line Items]
Income from operations	631	544	552
Amortization and impairment of acquired intangible assets	14	15	14
Impairment of goodwill
EBITA	645	559	567
Restructuring and acquisition-related charges	17	25	9
Other items:	0	0	22
Adjusted EBITA	662	584	597
Personal Health | Respironics litigation provision
Information by segment and main country [Line Items]
Other items:		0	0
Personal Health | Respironics insurance income
Information by segment and main country [Line Items]
Other items:		0
Personal Health | Respironics field-action connected to the proposed consent decree
Information by segment and main country [Line Items]
Other items:			0
Personal Health | Respironics field-action running costs
Information by segment and main country [Line Items]
Other items:	0	0	0
Personal Health | Respironics consent decree charges
Information by segment and main country [Line Items]
Other items:	0	0
Personal Health | Quality actions
Information by segment and main country [Line Items]
Other items:	0	0	0
Personal Health | Contract settlement gain
Information by segment and main country [Line Items]
Other items:	0
Personal Health | Provision for a legal matter
Information by segment and main country [Line Items]
Other items:			0
Personal Health | Investment re-measurement loss
Information by segment and main country [Line Items]
Other items:			23
Personal Health | Gain on divestment of business
Information by segment and main country [Line Items]
Other items:			0
Personal Health | Remaining items
Information by segment and main country [Line Items]
Other items:	0	0	(1)
Other
Information by segment and main country [Line Items]
Income from operations	(100)	(142)	(190)
Amortization and impairment of acquired intangible assets	12	12	9
Impairment of goodwill
EBITA	(88)	(130)	(181)
Restructuring and acquisition-related charges	74	92	140
Other items:	5	20	(32)
Adjusted EBITA	(9)	(18)	(73)
Other | Respironics litigation provision
Information by segment and main country [Line Items]
Other items:		0	0
Other | Respironics insurance income
Information by segment and main country [Line Items]
Other items:		0
Other | Respironics field-action connected to the proposed consent decree
Information by segment and main country [Line Items]
Other items:			0
Other | Respironics field-action running costs
Information by segment and main country [Line Items]
Other items:	0	0	0
Other | Respironics consent decree charges
Information by segment and main country [Line Items]
Other items:	0	0
Other | Quality actions
Information by segment and main country [Line Items]
Other items:	0	0	0
Other | Contract settlement gain
Information by segment and main country [Line Items]
Other items:	0
Other | Provision for a legal matter
Information by segment and main country [Line Items]
Other items:			0
Other | Investment re-measurement loss
Information by segment and main country [Line Items]
Other items:			0
Other | Gain on divestment of business
Information by segment and main country [Line Items]
Other items:			(35)
Other | Remaining items
Information by segment and main country [Line Items]
Other items:	€ 5	€ 20	€ 3